Inventories	12 Months Ended
Dec. 31, 2013
Inventories
(3)	INVENTORIES

	December 31, 2012	December 31, 2013
Inventories consist of the following:
Raw materials	3,327	4,019
Work in progress	74,940	32,981
Supplies	58,014	31,155
Finished goods	134,531	56,729

	270,812	124,884

Inventories:
– Current	270,812	90,220
– Non-current (Note 9)	0	34,664

Raw materials, work in progress and supplies consigned to third parties	6,746	4,642

Raw materials consist of a variety of polysilicon materials, including solar-grade virgin polysilicon, recyclable polysilicon materials, silicon powder and trichlorosilane.

Write-downs of raw materials, work in progress, supplies and finished goods inventories were US$305,175, US$180,900 and US$70,707 during the years ended December 31, 2011, 2012 and 2013, respectively, and are included in cost of goods sold.